T. ROWE PRICE Balanced Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.5%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 2,044
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.44%, 12/26/31 (1) 156,433 157
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 133,768 132
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  735,000 741
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 591
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 106
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  400,000 404
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,625
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 238
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 3,420,000 3,411
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 4/15/30 (1)(2) 475,000 475
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.669%, 1/18/38 (1) 520,000 519
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,330,000 2,241
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  1,800,000 1,797
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 629,028 609

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,161,598 1,101
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,453,902 1,339
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 365,770 377
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 294,087 301
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 1,385,000 1,386
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 155,000 157
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 112
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 455,000 455
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 670,000 673
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,633
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 2,565,000 2,593
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,255
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3
4.62%, 12/17/29  505,000 508
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 2,175,000 2,179
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.653%, 1/20/38 (1) 690,000 688

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,668,150 1,714
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 550,276 550
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 168,811 171
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 1,100,000 1,098
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.86%, 4/22/37 (1) 720,000 721
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.672%, 7/15/35 (1) 1,160,000 1,158
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49,625 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.052%, 1/15/36 (1) 1,075,000 1,078
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.592%, 10/15/32 (1) 1,205,000 1,205
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 383,654 376
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 335,764 329
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 231,024 214
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 167
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.613%, 1/20/39 (1) 415,000 414
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 965,000 964

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 1,910,000 1,907
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 808,149 812
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.973%, 11/15/36 (1) 1,405,000 1,407
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 112,086 113
Progress Residential Trust
Series 2024-SFR4, Class A
3.10%, 7/17/41 (1) 2,505,000 2,330
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 345,000 319
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 241,900 242
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  4,073,863 4,024
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 4,300,000 4,248
Santander Drive Auto Receivables Trust
Series 2024-5, Class A3
4.62%, 11/15/28  800,000 801
Santander Drive Auto Receivables Trust
Series 2024-5, Class B
4.63%, 8/15/29  900,000 901
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 398
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,015,000 1,016
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 995,000 1,006
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 400,000 410

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,551,599 1,411
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.85%, 4/25/37 (1) 2,220,000 2,225
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 214,333 211
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 626,498 588
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,334,588 1,193
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  585,000 593
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/18/31  1,310,000 1,325
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,663 (3)
(4) 1,663,104 1,663
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 110,814 112
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 288,253 293
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 156,690 159
Total Asset-Backed Securities (Cost $70,151) 69,761
BOND MUTUAL FUNDS  5.1%
T. Rowe Price Inflation Protected Bond Fund - I Class,
9.42% (5)(6) 2,221,128 23,344
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.94% (5)(6) 27,017,634 209,927
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 8.56% (5)(6) 103,122 491
Total Bond Mutual Funds (Cost $249,779) 233,762

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  60.4%
COMMUNICATION SERVICES  4.3%
Diversified Telecommunication Services  0.3%
AT&T  65,731 1,859
BT Group (GBP)  2,927,022 6,278
KT (KRW)  131,837 4,463
12,600
Entertainment  0.6%
Electronic Arts  6,300 910
Netflix (7) 22,276 20,773
Sea, ADR (7) 20,691 2,700
Spotify Technology (7) 883 486
Take-Two Interactive Software (7) 2,000 415
TKO Group Holdings  2,600 397
Walt Disney  9,089 897
26,578
Interactive Media & Services  2.7%
Alphabet, Class A  97,683 15,106
Alphabet, Class C  283,907 44,355
LY (JPY)  754,600 2,555
Meta Platforms, Class A  94,256 54,325
Pinterest, Class A (7) 101,700 3,153
Tencent Holdings (HKD)  38,200 2,441
121,935
Media  0.2%
Charter Communications, Class A (7) 4,396 1,620
Comcast, Class A  109,483 4,040
Omnicom Group  2,500 207
WPP (GBP)  598,871 4,551
10,418
Wireless Telecommunication Services  0.5%
KDDI (JPY)  360,600 5,696
T-Mobile U.S.  65,498 17,469
23,165
Total Communication Services 194,696
CONSUMER DISCRETIONARY  6.6%
Automobile Components  0.3%
Autoliv, SDR (SEK)  48,151 4,259
Denso (JPY) (8) 329,300 4,086

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dowlais Group (GBP)  1,184,819 932
Magna International  74,404 2,529
Stanley Electric (JPY) (8) 76,500 1,443
13,249
Automobiles  0.9%
General Motors  13,000 612
Subaru (JPY)  168,900 3,025
Suzuki Motor (JPY)  357,700 4,391
Tesla (7) 85,929 22,269
Toyota Motor (JPY)  549,700 9,717
40,014
Broadline Retail  1.9%
Alibaba Group Holding, ADR  17,123 2,264
Amazon.com (7) 388,297 73,877
eBay  14,900 1,009
Isetan Mitsukoshi Holdings (JPY) (8) 243,600 3,533
Next (GBP)  52,285 7,533
88,216
Hotels, Restaurants & Leisure  1.2%
Airbnb, Class A (7) 500 60
Amadeus IT Group (EUR)  71,314 5,461
Booking Holdings  1,871 8,620
Chipotle Mexican Grill (7) 126,456 6,349
Compass Group (GBP)  315,073 10,421
Domino's Pizza  858 394
DoorDash, Class A (7) 19,759 3,611
Hilton Worldwide Holdings  4,756 1,082
Las Vegas Sands  17,361 671
Marriott International, Class A  4,588 1,093
McDonald's  49,064 15,326
Norwegian Cruise Line Holdings (7) 12,482 237
Royal Caribbean Cruises  5,331 1,095
Starbucks  6,161 604
Wingstop  1,151 260
Wynn Resorts  3,504 293
Yum! Brands  3,600 567
56,144
Household Durables  0.5%
NVR (7) 154 1,115
Panasonic Holdings (JPY)  475,100 5,668
Persimmon (GBP)  161,305 2,495

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sony Group (JPY)  463,700 11,733
21,011
Specialty Retail  1.4%
AutoZone (7) 2,800 10,676
Bath & Body Works  4,441 135
Carvana (7) 63,366 13,248
Home Depot  37,900 13,890
Kingfisher (GBP)  1,633,519 5,381
Lowe's  7,024 1,638
O'Reilly Automotive (7) 1,057 1,514
Ross Stores  82,703 10,568
TJX  34,919 4,253
Tractor Supply  74,805 4,122
Ulta Beauty (7) 1,014 372
65,797
Textiles, Apparel & Luxury Goods  0.4%
Cie Financiere Richemont, Class A (CHF)  17,945 3,133
Deckers Outdoor (7) 3,400 380
Kering (EUR)  17,409 3,622
Lululemon Athletica (7) 6,721 1,902
Moncler (EUR)  75,821 4,670
NIKE, Class B  5,100 324
Samsonite Group (HKD)  1,007,400 2,389
16,420
Total Consumer Discretionary 300,851
CONSUMER STAPLES  3.8%
Beverages  0.6%
Coca-Cola  66,155 4,738
Constellation Brands, Class A  1,085 199
Diageo (GBP)  165,882 4,335
Heineken (EUR)  71,609 5,839
Keurig Dr Pepper  228,716 7,827
Monster Beverage (7) 12,344 722
PepsiCo  13,347 2,001
25,661
Consumer Staples Distribution & Retail  0.6%
Costco Wholesale  5,829 5,513
Dollar Tree (7) 51,492 3,865
Seven & i Holdings (JPY)  442,200 6,403
Sysco  2,379 178
Target  1,845 193

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  116,448 10,223
Welcia Holdings (JPY)  33,300 481
26,856
Food Products  0.8%
Barry Callebaut (CHF)  1,094 1,449
Lamb Weston Holdings  1,800 96
McCormick  1,900 156
Mondelez International, Class A  154,437 10,479
Nestle (CHF)  199,143 20,125
Wilmar International (SGD)  1,739,800 4,314
36,619
Household Products  0.7%
Clorox  1,100 162
Colgate-Palmolive  126,154 11,821
Kimberly-Clark  7,925 1,127
Procter & Gamble  102,984 17,550
30,660
Personal Care Products  1.0%
Estee Lauder, Class A  3,500 231
Kenvue  820,575 19,678
L'Oreal (EUR)  16,934 6,294
Puig Brands, Class B (EUR) (7) 134,427 2,298
Unilever (GBP)  311,429 18,582
47,083
Tobacco  0.1%
Altria Group  19,858 1,192
Philip Morris International  23,695 3,761
4,953
Total Consumer Staples 171,832
ENERGY  2.6%
Energy Equipment & Services  0.3%
Baker Hughes  13,300 585
Schlumberger  249,088 10,412
TechnipFMC  114,500 3,628
14,625
Oil, Gas & Consumable Fuels  2.3%
Chevron  59,930 10,026
ConocoPhillips  120,479 12,653
Diamondback Energy  35,742 5,714
EOG Resources  9,958 1,277

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQT  101,296 5,412
Equinor (NOK)  376,363 9,939
Expand Energy  11,194 1,246
Exxon Mobil  125,145 14,884
Hess  1,916 306
Phillips 66  35,700 4,408
Range Resources  223,151 8,910
Shell, ADR  134,773 9,876
Targa Resources  6,254 1,254
Texas Pacific Land  300 398
TotalEnergies (EUR)  214,467 13,819
Valero Energy  47,555 6,281
Williams  26,241 1,568
107,971
Total Energy 122,596
FINANCIALS  11.7%
Banks  3.7%
ANZ Group Holdings (AUD)  224,922 4,118
Bank of America  327,228 13,655
Citigroup  108,268 7,686
DBS Group Holdings (SGD)  187,400 6,436
DNB Bank (NOK)  428,248 11,268
Fifth Third Bancorp  18,374 720
HDFC Bank (INR)  273,085 5,821
Huntington Bancshares  49,362 741
ING Groep (EUR)  541,041 10,600
Intesa Sanpaolo (EUR)  1,195,720 6,162
JPMorgan Chase  128,084 31,419
KeyCorp  344,381 5,507
Lloyds Banking Group (GBP)  6,821,233 6,398
Mitsubishi UFJ Financial Group (JPY)  716,000 9,762
National Bank of Canada (CAD) (8) 83,285 6,874
Popular  3,400 314
Skandinaviska Enskilda Banken, Class A (SEK) (8) 325,916 5,362
Societe Generale (EUR)  142,105 6,411
Standard Chartered (GBP)  476,942 7,077
Sumitomo Mitsui Trust Group (JPY)  131,308 3,305
Truist Financial  5,386 222
UniCredit (EUR)  138,687 7,785
United Overseas Bank (SGD)  265,600 7,494
Wells Fargo  43,010 3,088

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western Alliance Bancorp  4,063 312
168,537
Capital Markets  1.7%
Ares Management, Class A  3,425 502
Bank of New York Mellon  13,270 1,113
Blackrock  1,954 1,849
Bridgepoint Group (GBP)  706,060 2,938
Brookfield (CAD)  106,467 5,572
Cboe Global Markets  2,250 509
Charles Schwab  206,882 16,195
CME Group  19,648 5,212
CVC Capital Partners (EUR) (7) 178,368 3,538
Goldman Sachs Group  14,591 7,971
Intercontinental Exchange  49,024 8,457
Julius Baer Group (CHF)  79,980 5,544
KKR  12,463 1,441
Macquarie Group (AUD)  36,031 4,484
Moody's  800 372
Morgan Stanley  35,218 4,109
S&P Global  8,966 4,556
State Street  8,769 785
TPG  13,400 635
Tradeweb Markets, Class A  5,022 746
76,528
Consumer Finance  0.2%
American Express  33,591 9,038
Capital One Financial  5,036 903
Discover Financial Services  1,900 324
Synchrony Financial  9,467 501
10,766
Financial Services  3.1%
Adyen (EUR) (7) 2,405 3,686
Apollo Global Management  7,861 1,076
Berkshire Hathaway, Class B (7) 69,261 36,887
Block (7) 10,900 592
Corebridge Financial  195,708 6,179
Corpay (7) 19,414 6,770
Edenred (EUR)  61,311 1,992
Equitable Holdings  12,156 633
Fiserv (7) 93,511 20,650
Global Payments  6,655 652
Mastercard, Class A  41,760 22,890

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi HC Capital (JPY) (8) 229,400 1,555
Visa, Class A  103,565 36,295
Voya Financial  12,820 869
140,726
Insurance  2.9%
Admiral Group (GBP)  87,500 3,230
AIA Group (HKD)  687,200 5,202
Allstate  64,834 13,425
American International Group  16,642 1,447
AXA (EUR)  260,135 11,114
Axis Capital Holdings  5,244 526
Chubb  46,080 13,916
Definity Financial (CAD)  91,558 4,068
Great-West Lifeco (CAD)  146,996 5,759
Hartford Insurance Group  12,521 1,549
Mandatum (EUR)  412,976 2,503
Marsh & McLennan  20,407 4,980
MetLife  52,300 4,199
Muenchener Rueckversicherungs-Gesellschaft (EUR)  25,525 16,125
Progressive  8,401 2,378
RenaissanceRe Holdings  5,509 1,322
Sampo, Class A (EUR)  790,515 7,576
Storebrand (NOK)  488,467 6,196
Tokio Marine Holdings (JPY)  311,200 12,107
Travelers  25,650 6,783
Zurich Insurance Group (CHF)  10,626 7,417
131,822
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  188,669 3,832
3,832
Total Financials 532,211
HEALTH CARE  7.4%
Biotechnology  0.6%
AbbVie  19,300 4,044
Amgen  3,299 1,028
Argenx, ADR (7) 7,973 4,719
BeiGene, ADR (7) 2,592 705
Biogen (7) 942 129
Genmab (DKK) (7) 10,699 2,084
Gilead Sciences  77,966 8,736
Regeneron Pharmaceuticals  9,744 6,180

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vertex Pharmaceuticals (7) 4,898 2,375
30,000
Health Care Equipment & Supplies  1.5%
Abbott Laboratories  11,899 1,578
Alcon (CHF)  45,233 4,292
Alcon  45,200 4,291
Becton Dickinson & Company  32,653 7,480
Boston Scientific (7) 25,957 2,619
Cooper (7) 8,000 675
Elekta, Class B (SEK)  364,500 1,914
EssilorLuxottica (EUR)  19,525 5,627
Intuitive Surgical (7) 26,253 13,002
Koninklijke Philips (EUR) (7) 282,474 7,191
Medtronic  25,439 2,286
Siemens Healthineers (EUR)  136,070 7,341
Sonova Holding (CHF)  7,728 2,256
Stryker  15,692 5,841
Sysmex (JPY)  124,500 2,377
Zimmer Biomet Holdings  8,367 947
69,717
Health Care Providers & Services  1.8%
Cencora  47,414 13,185
Cigna Group  25,943 8,535
CVS Health  19,300 1,308
Elevance Health  32,997 14,352
HCA Healthcare  4,859 1,679
McKesson  2,050 1,380
Molina Healthcare (7) 14,593 4,807
Quest Diagnostics  4,242 718
Tenet Healthcare (7) 52,988 7,127
UnitedHealth Group  58,777 30,784
83,875
Life Sciences Tools & Services  0.7%
Danaher  47,504 9,739
Mettler-Toledo International (7) 816 964
Repligen (7) 2,816 358
Revvity  80,986 8,568
Thermo Fisher Scientific  23,680 11,783
31,412
Pharmaceuticals  2.8%
Astellas Pharma (JPY)  286,700 2,791
AstraZeneca, ADR  361,655 26,582

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chugai Pharmaceutical (JPY)  113,800 5,213
Eli Lilly  39,208 32,382
Johnson & Johnson  24,465 4,057
Merck  30,524 2,740
Novartis (CHF)  109,673 12,181
Novo Nordisk, Class B (DKK)  127,657 8,729
Pfizer  57,835 1,466
Roche Holding (CHF)  43,963 14,469
Sanofi (EUR)  129,807 14,373
Sanofi, ADR  11,800 654
Viatris  99,205 864
Zoetis  611 101
126,602
Total Health Care 341,606
INDUSTRIALS & BUSINESS SERVICES  6.9%
Aerospace & Defense  1.3%
Boeing (7) 32,832 5,600
General Electric  73,646 14,740
Howmet Aerospace  8,465 1,098
L3Harris Technologies  31,605 6,615
Melrose Industries (GBP)  1,025,881 6,333
Northrop Grumman  12,864 6,587
Rheinmetall (EUR)  1,892 2,707
RTX  7,234 958
Safran (EUR)  36,521 9,615
Thales (EUR)  11,402 3,031
TransDigm Group  2,030 2,808
60,092
Air Freight & Logistics  0.0%
FedEx  2,652 646
646
Building Products  0.2%
Carrier Global  13,006 825
Johnson Controls International  8,105 649
Kingspan Group (EUR)  23,947 1,934
Owens Corning  21,200 3,028
Trane Technologies  2,325 783
Trex (7) 4,200 244
7,463
Commercial Services & Supplies  0.5%
Cintas  13,042 2,681

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Copart (7) 12,630 715
Element Fleet Management (CAD)  433,197 8,612
Republic Services  29,167 7,063
Veralto  4,598 448
Waste Connections  3,517 686
Waste Management  4,238 981
21,186
Construction & Engineering  0.1%
Shimizu (JPY)  263,600 2,346
Worley (AUD)  416,461 3,789
6,135
Electrical Equipment  1.2%
ABB (CHF)  204,599 10,557
AMETEK  71,600 12,325
Emerson Electric  4,949 542
GE Vernova  8,866 2,707
Hubbell  2,522 834
Legrand (EUR)  66,898 7,085
Mitsubishi Electric (JPY)  446,700 8,238
Prysmian (EUR)  135,206 7,443
Rockwell Automation  17,667 4,565
54,296
Ground Transportation  0.7%
Canadian National Railway  4,700 458
CSX  43,217 1,272
Norfolk Southern  48,187 11,413
Old Dominion Freight Line  53,260 8,812
Saia (7) 2,932 1,024
Uber Technologies (7) 12,966 945
Union Pacific  34,459 8,141
32,065
Industrial Conglomerates  0.8%
DCC (GBP)  55,962 3,740
Honeywell International  7,607 1,611
Roper Technologies  9,123 5,379
Siemens (EUR)  114,079 26,346
37,076
Machinery  1.2%
Caterpillar  2,259 745
Cummins  5,171 1,621
Deere  30,042 14,100

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dover  5,558 976
Esab  4,189 488
Fortive  19,817 1,450
Ingersoll Rand  8,827 706
KION Group (EUR)  66,820 2,802
Parker-Hannifin  14,000 8,510
Sandvik (SEK)  250,744 5,274
SMC (JPY) (8) 6,700 2,398
Stanley Black & Decker  22,873 1,759
Toyota Industries (JPY)  20,000 1,711
Westinghouse Air Brake Technologies  58,005 10,519
Xylem  4,700 561
53,620
Passenger Airlines  0.0%
Delta Air Lines  3,345 146
United Airlines Holdings (7) 5,010 346
492
Professional Services  0.4%
Booz Allen Hamilton Holding  2,400 251
Equifax  17,508 4,264
Paylocity Holding (7) 2,478 464
Recruit Holdings (JPY)  92,800 4,808
SS&C Technologies Holdings  3,200 268
TechnoPro Holdings (JPY)  168,900 3,740
Teleperformance (EUR)  19,787 1,990
Verisk Analytics  2,705 805
16,590
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  26,552 1,436
Bunzl (GBP)  119,326 4,590
Fastenal  14,793 1,147
Ferguson Enterprises  32,142 5,150
Mitsubishi (JPY)  199,400 3,520
SiteOne Landscape Supply (7) 1,789 217
Sumitomo (JPY) (8) 273,100 6,232
22,292
Total Industrials & Business Services 311,953
INFORMATION TECHNOLOGY  12.3%
Communications Equipment  0.2%
Arista Networks (7) 7,730 599
Cisco Systems  43,117 2,661

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Telefonaktiebolaget LM Ericsson, Class B (SEK) (8) 711,130 5,533
8,793
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  20,962 1,375
CDW  3,800 609
Hamamatsu Photonics (JPY) (8) 159,000 1,550
Keysight Technologies (7) 99,806 14,948
Largan Precision (TWD)  19,000 1,368
Murata Manufacturing (JPY)  152,100 2,346
TE Connectivity  47,308 6,686
Teledyne Technologies (7) 2,696 1,342
Zebra Technologies, Class A (7) 2,860 808
31,032
IT Services  0.4%
Accenture, Class A  25,242 7,877
Gartner (7) 513 215
International Business Machines  6,392 1,589
Nomura Research Institute (JPY) (8) 142,900 4,652
Shopify, Class A (7) 46,815 4,470
18,803
Semiconductors & Semiconductor Equipment  4.9%
Advanced Micro Devices (7) 21,100 2,168
Analog Devices  39,933 8,053
Applied Materials  11,200 1,625
ASML Holding (EUR)  20,618 13,645
ASML Holding  7,303 4,839
BE Semiconductor Industries (EUR)  21,434 2,240
Broadcom  182,697 30,589
First Solar (7) 3,800 481
Intel  125,599 2,852
KLA  7,451 5,065
Lam Research  16,300 1,185
Microchip Technology  12,900 625
Micron Technology  21,472 1,866
Monolithic Power Systems  5,245 3,042
NVIDIA  893,144 96,799
NXP Semiconductors  33,162 6,303
QUALCOMM  19,673 3,022
Renesas Electronics (JPY)  228,000 3,058
Taiwan Semiconductor Manufacturing (TWD)  620,969 17,488
Taiwan Semiconductor Manufacturing, ADR  14,688 2,438
Texas Instruments  67,584 12,145

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tokyo Electron (JPY)  34,100 4,676
224,204
Software  3.8%
Adobe (7) 5,706 2,188
Autodesk (7) 2,944 771
Cadence Design Systems (7) 6,521 1,658
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (3)(4)
(7) 392 742
Confluent, Class A (7) 19,455 456
Crowdstrike Holdings, Class A (7) 7,438 2,623
Datadog, Class A (7) 6,686 663
Descartes Systems Group (7) 2,187 221
Dynatrace (7) 9,366 442
Fair Isaac (7) 501 924
Fortinet (7) 16,168 1,556
Gen Digital  43,262 1,148
Gusto, Acquisition Date: 10/4/21, Cost $216 (3)(4)(7) 7,517 182
HubSpot (7) 314 179
Intuit  11,081 6,804
Microsoft  283,737 106,512
Monday.com (7) 800 195
Oracle  23,140 3,235
Palantir Technologies, Class A (7) 27,900 2,355
Palo Alto Networks (7) 9,976 1,702
Salesforce  19,016 5,103
SAP (EUR)  58,666 15,720
ServiceNow (7) 16,696 13,292
Synopsys (7) 12,379 5,309
Workday, Class A (7) 1,500 350
Zscaler (7) 917 182
174,512
Technology Hardware, Storage & Peripherals  2.3%
Apple  454,138 100,878
Pure Storage, Class A (7) 3,000 133
Samsung Electronics (KRW)  158,134 6,269
Sandisk (7) 3,861 184
Western Digital (7) 11,584 468
107,932
Total Information Technology 565,276
MATERIALS  2.2%
Chemicals  1.4%
Air Liquide (EUR)  43,243 8,214

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Akzo Nobel (EUR)  58,233 3,586
BASF (EUR)  75,673 3,793
CF Industries Holdings  2,949 230
Corteva  8,800 554
Covestro (EUR) (7) 62,745 4,027
Johnson Matthey (GBP)  142,464 2,449
Linde  34,245 15,946
Mosaic  129,543 3,499
PPG Industries  38,622 4,223
RPM International  1,312 152
Sherwin-Williams  42,451 14,824
Shin-Etsu Chemical (JPY)  186,000 5,308
66,805
Construction Materials  0.0%
Martin Marietta Materials  601 287
Vulcan Materials  3,031 707
994
Containers & Packaging  0.2%
Avery Dennison  1,800 320
International Paper  188,738 10,069
Packaging Corp. of America  1,412 280
10,669
Metals & Mining  0.5%
Antofagasta (GBP)  246,877 5,375
BHP Group (AUD)  115,963 2,814
BHP Group (GBP)  175,793 4,226
Franco-Nevada  31,289 4,930
Freeport-McMoRan  117,779 4,459
Steel Dynamics  6,384 798
22,602
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  275,700 2,613
West Fraser Timber (8) 7,694 592
3,205
Total Materials 104,275
REAL ESTATE  0.9%
Health Care Real Estate Investment Trusts  0.1%
Alexandria Real Estate Equities, REIT  1,300 120
Welltower, REIT  26,817 4,109
4,229

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  15,032 1,681
Rexford Industrial Realty, REIT  27,870 1,091
Segro (GBP)  251,156 2,246
5,018
Real Estate Management & Development  0.2%
CBRE Group, Class A (7) 4,099 536
CoStar Group (7) 2,059 163
Mitsui Fudosan (JPY)  773,000 6,922
7,621
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  2,516 540
Camden Property Trust, REIT  2,158 264
Equity Residential, REIT  5,900 422
Essex Property Trust, REIT  11,723 3,594
Sun Communities, REIT  4,360 561
5,381
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  17,421 370
Regency Centers, REIT  4,961 366
Scentre Group (AUD)  2,236,111 4,731
Simon Property Group, REIT  2,738 455
5,922
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT  11,145 2,425
Crown Castle, REIT  4,900 511
CubeSmart, REIT  6,407 274
Equinix, REIT  1,850 1,508
Public Storage, REIT  24,873 7,444
VICI Properties, REIT  106,300 3,468
15,630
Total Real Estate 43,801
UTILITIES  1.7%
Electric Utilities  0.8%
Constellation Energy  28,350 5,716
Entergy  6,798 581
Evergy  5,366 370
Exelon  125,471 5,782
NextEra Energy  104,308 7,395
PG&E  50,343 865
Redeia (EUR)  173,246 3,477

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  10,519 967
Xcel Energy  164,982 11,679
36,832
Gas Utilities  0.1%
Atmos Energy  32,833 5,075
5,075
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  179,600 3,036
Vistra  4,787 562
3,598
Multi-Utilities  0.6%
Ameren  89,782 9,014
CMS Energy  18,900 1,420
Consolidated Edison  8,512 941
Dominion Energy  11,200 628
Engie (EUR)  359,964 7,014
National Grid (GBP)  631,908 8,243
Sempra  1,800 128
27,388
Water Utilities  0.1%
American Water Works  26,562 3,918
3,918
Total Utilities 76,811
Total Common Stocks (Cost $1,379,667) 2,765,908
CONVERTIBLE PREFERRED STOCKS  0.0%
INFORMATION TECHNOLOGY  0.0%
Software  0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (3)(4)(7) 25 47
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (3)(4)(7) 2 4
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (3)
(4)(7) 3,879 359
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (3)
(4)(7) 8,505 786
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (3)
(4)(7) 1,526 141

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (3)(4)(7) 10,431 253
Total Information Technology 1,590
Total Convertible Preferred Stocks (Cost $1,329) 1,590
CORPORATE BONDS  8.1%
AbbVie, 2.95%, 11/21/26  920,000 900
AbbVie, 3.20%, 5/14/26  420,000 415
AbbVie, 4.50%, 5/14/35  1,900,000 1,818
AbbVie, 4.80%, 3/15/29  1,260,000 1,276
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 938
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 903
AerCap Ireland Capital, 5.75%, 6/6/28 (8) 1,840,000 1,889
AerCap Ireland Capital, 6.15%, 9/30/30  225,000 237
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 366
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,516
AIB Group, VR, 6.608%, 9/13/29 (1)(9) 650,000 685
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,168
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 648
Ally Financial, 2.20%, 11/2/28  700,000 632
Altria Group, 2.35%, 5/6/25  415,000 414
Ameren, 5.70%, 12/1/26 (8) 1,820,000 1,855
America Movil, 2.875%, 5/7/30 (8) 2,525,000 2,309
America Movil, 6.375%, 3/1/35  300,000 324
American Express, VR, 6.489%, 10/30/31 (9) 2,785,000 3,012
American Honda Finance, 5.65%, 11/15/28  1,655,000 1,709
Amgen, 2.77%, 9/1/53  447,000 262
Amphenol, 5.05%, 4/5/29  895,000 913
APA Infrastructure, 4.25%, 7/15/27 (1) 620,000 616
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,032
Arthur J Gallagher, 4.85%, 12/15/29  360,000 362
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,943
Atlassian, 5.25%, 5/15/29  575,000 585
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,276
AutoZone, 3.125%, 4/21/26  650,000 641
AutoZone, 5.05%, 7/15/26  2,690,000 2,708
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 3,175,000 3,225
Banco Santander, 3.49%, 5/28/30  200,000 186
Banco Santander, 5.439%, 7/15/31  3,600,000 3,684
Bank of America, 6.11%, 1/29/37  900,000 935
Bank of America, 6.75%, 6/1/28  700,000 746
Bank of America, VR, 2.299%, 7/21/32 (9) 2,240,000 1,914
Bank of America, VR, 2.676%, 6/19/41 (9) 3,450,000 2,447

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America, Series N, VR, 2.651%, 3/11/32 (9) 2,325,000 2,047
Bank of Montreal, 2.65%, 3/8/27 (8) 2,035,000 1,970
Bank of New York Mellon, VR, 6.474%, 10/25/34 (9) 1,885,000 2,060
Banner Health, 1.897%, 1/1/31  670,000 580
Barclays, VR, 2.852%, 5/7/26 (9) 1,880,000 1,876
Barclays, VR, 5.674%, 3/12/28 (9) 750,000 763
BAT Capital, 4.39%, 8/15/37  1,385,000 1,214
BAT Capital, 5.834%, 2/20/31  810,000 843
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,611
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,526
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,259
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,918
Berkshire Hathaway Energy, 5.15%, 11/15/43 (8) 1,350,000 1,276
BlackRock Funding, 4.70%, 3/14/29  785,000 793
BNP Paribas, VR, 2.219%, 6/9/26 (1)(9) 1,315,000 1,308
BNP Paribas, VR, 2.871%, 4/19/32 (1)(9) 3,100,000 2,725
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 383
Boston Gas, 5.843%, 1/10/35 (1) 245,000 250
Boston Properties, 3.65%, 2/1/26  1,165,000 1,153
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,070
Bristol-Myers Squibb, 5.10%, 2/22/31  490,000 501
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 555
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,213
Broadcom, 5.05%, 7/12/29  3,600,000 3,648
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,222
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 703
Cadence Design Systems, 4.30%, 9/10/29  965,000 956
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 512
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 395
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,219
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,529
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 890
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,191
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,188
Capital One Financial, VR, 6.051%, 2/1/35 (9) 365,000 372
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,532
Cardinal Health, 3.75%, 9/15/25 (8) 1,005,000 999
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(10) 245,959 253
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(10) 433,180 458
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)(10) 552,934 613
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,368
CBRE Services, 5.50%, 4/1/29  555,000 569
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1)(8) 505,000 478

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 895
Charter Communications Operating, 4.908%, 7/23/25  569,000 569
Citigroup, VR, 2.976%, 11/5/30 (9) 2,750,000 2,533
Citigroup, VR, 4.075%, 4/23/29 (9) 2,000,000 1,963
CMS Energy, 4.70%, 3/31/43  840,000 728
CMS Energy, 4.875%, 3/1/44  1,200,000 1,072
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 3,005
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,276
Comcast, 4.15%, 10/15/28  2,455,000 2,428
CommonSpirit Health, 2.782%, 10/1/30  755,000 680
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,624
Cox Communications, 2.95%, 10/1/50 (1)(8) 2,775,000 1,592
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,548
CRH America Finance, 5.50%, 1/9/35  1,380,000 1,397
Crown Castle, 2.25%, 1/15/31  1,440,000 1,234
Crown Castle, 2.90%, 3/15/27  735,000 709
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 484
Cummins, 4.90%, 2/20/29  320,000 325
CVS Health, 1.875%, 2/28/31 (8) 1,745,000 1,457
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1)(8) 2,155,000 2,111
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 395,000 407
Discover Bank, 2.70%, 2/6/30  2,000,000 1,787
DTE Energy, 5.10%, 3/1/29  2,570,000 2,614
Duke Energy, 2.65%, 9/1/26  640,000 623
Duke Energy, 4.85%, 1/5/27  2,660,000 2,677
Elevance Health, 4.65%, 1/15/43  915,000 805
Enbridge, 4.25%, 12/1/26  590,000 586
Enbridge, 5.625%, 4/5/34  770,000 783
Enbridge, 6.20%, 11/15/30  345,000 364
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 237
Energy Transfer, 3.75%, 5/15/30  765,000 723
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,242
Eni, 5.50%, 5/15/34 (1) 735,000 741
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,843
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 773
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 438
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,224
Exelon, 5.15%, 3/15/29  590,000 599
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,043
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (9) 595,000 592
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (9) 460,000 481
FirstEnergy Transmission, 5.00%, 1/15/35  270,000 268
Fiserv, 3.20%, 7/1/26  1,100,000 1,083

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fiserv, 5.45%, 3/15/34  2,035,000 2,056
Ford Motor Credit, 5.125%, 11/5/26  1,265,000 1,256
Ford Motor Credit, 7.122%, 11/7/33  640,000 656
Foundry JV Holdco, 5.90%, 1/25/33 (1) 600,000 610
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 732
GATX, 6.05%, 3/15/34  1,675,000 1,753
General Motors, 4.00%, 4/1/25  1,120,000 1,120
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,966
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 843
Georgia Power, 5.004%, 2/23/27  685,000 694
Goldman Sachs Group, 6.75%, 10/1/37  700,000 755
Goldman Sachs Group, VR, 2.615%, 4/22/32 (9) 1,300,000 1,135
Goldman Sachs Group, VR, 2.908%, 7/21/42 (9) 1,710,000 1,207
Goldman Sachs Group, VR, 4.692%, 10/23/30 (9) 2,115,000 2,100
HCA, 4.125%, 6/15/29  1,895,000 1,834
HCA, 4.375%, 3/15/42  775,000 639
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,030
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,033
Healthpeak OP, 2.125%, 12/1/28  655,000 601
Healthpeak OP, 2.875%, 1/15/31  360,000 321
HF Sinclair, 6.25%, 1/15/35  1,820,000 1,831
HSBC Bank USA, 5.875%, 11/1/34  950,000 984
HSBC Holdings, VR, 5.719%, 3/4/35 (8)(9) 1,145,000 1,174
HSBC Holdings, VR, 7.399%, 11/13/34 (9) 1,445,000 1,587
Humana, 2.15%, 2/3/32  1,145,000 938
Humana, 3.70%, 3/23/29  1,120,000 1,073
Humana, 5.95%, 3/15/34  830,000 848
Hyundai Capital America, 2.00%, 6/15/28 (1)(8) 2,435,000 2,224
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 243
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 440
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,094
Icon Investments Six, 5.849%, 5/8/29  290,000 299
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 995
Ingersoll Rand, 5.176%, 6/15/29  3,515,000 3,568
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,537
IQVIA, 6.25%, 2/1/29  730,000 757
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 2,915,000 2,926
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,104
John Deere Capital, 4.40%, 9/8/31  2,230,000 2,204
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,337
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 3,820,000 3,472
JPMorgan Chase, VR, 5.299%, 7/24/29 (9) 3,125,000 3,180

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kilroy Realty, 4.375%, 10/1/25  480,000 478
Kroger, 5.00%, 9/15/34  630,000 614
L3Harris Technologies, 3.832%, 4/27/25  570,000 570
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,471
Lloyds Banking Group, VR, 5.462%, 1/5/28 (9) 1,015,000 1,028
LPL Holdings, 5.65%, 3/15/35  2,875,000 2,863
MassMutual Global Funding II, 5.10%, 4/9/27 (1)(8) 2,340,000 2,374
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,230
McDonald's, 1.45%, 9/1/25  940,000 927
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 652
Microchip Technology, 5.05%, 3/15/29 (8) 805,000 810
Micron Technology, 4.185%, 2/15/27  880,000 873
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,605
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,416
Mohawk Industries, 5.85%, 9/18/28  1,385,000 1,434
Mondelez International, 4.75%, 2/20/29 (8) 2,970,000 3,002
Moody's, 2.00%, 8/19/31 (8) 2,195,000 1,866
Morgan Stanley, 4.30%, 1/27/45  1,150,000 966
Morgan Stanley, 6.25%, 8/9/26  755,000 772
Morgan Stanley, VR, 3.217%, 4/22/42 (9) 1,445,000 1,079
Morgan Stanley, VR, 5.656%, 4/18/30 (9) 3,540,000 3,644
Motorola Solutions, 5.00%, 4/15/29  800,000 808
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,631
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,072
NextEra Energy Capital Holdings, 2.44%, 1/15/32 (8) 1,895,000 1,616
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 682
NiSource, 3.49%, 5/15/27  1,730,000 1,695
NiSource, 3.95%, 3/30/48  1,775,000 1,355
Nucor, 2.70%, 6/1/30  455,000 414
Nucor, 3.95%, 5/1/28  1,996,000 1,964
Nutrien, 4.00%, 12/15/26  830,000 823
Occidental Petroleum, 5.375%, 1/1/32  1,285,000 1,267
Omnicom Group, 3.60%, 4/15/26  830,000 822
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,786
O'Reilly Automotive, 5.00%, 8/19/34  2,165,000 2,122
O'Reilly Automotive, 5.75%, 11/20/26  390,000 397
Owens Corning, 5.70%, 6/15/34  995,000 1,019
PACCAR Financial, 5.00%, 5/13/27  2,885,000 2,926
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,256
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,510,000 1,446
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 735
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,162
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,454

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Principal Financial Group, 4.111%, 2/15/28 (1) 1,800,000 1,778
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,114
Realty Income, 3.10%, 12/15/29  2,130,000 1,983
Realty Income, 3.95%, 8/15/27  1,490,000 1,473
RELX Capital, 3.00%, 5/22/30  945,000 873
Republic Services, 3.375%, 11/15/27  1,045,000 1,018
Republic Services, 5.00%, 12/15/33  2,235,000 2,229
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,669
Rogers Communications, 3.625%, 12/15/25  610,000 606
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,493
Roper Technologies, 2.95%, 9/15/29  380,000 354
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,072
Ross Stores, 1.875%, 4/15/31  450,000 379
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,319
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 550
Santander Holdings USA, VR, 2.49%, 1/6/28 (9) 1,365,000 1,306
Santander Holdings USA, VR, 6.342%, 5/31/35 (9) 725,000 741
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (9) 1,605,000 1,543
Sempra, 3.30%, 4/1/25  835,000 835
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,567
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,375
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)(8) 2,800,000 2,842
Solventum, 5.40%, 3/1/29  1,660,000 1,693
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 420,000 416
Southern, 5.70%, 3/15/34  1,540,000 1,591
Southern California Edison, 5.15%, 6/1/29  2,010,000 2,020
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,480
Spectra Energy Partners, 3.375%, 10/15/26  480,000 473
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8)(9) 1,000,000 962
Standard Chartered, VR, 5.688%, 5/14/28 (1)(9) 640,000 651
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,942
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,051
Targa Resources, 5.50%, 2/15/35  745,000 740
Targa Resources Partners, 5.00%, 1/15/28  1,168,000 1,166
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,631
Time Warner Cable, 6.55%, 5/1/37  450,000 445
Time Warner Cable, 6.75%, 6/15/39  530,000 528
TJX, 1.60%, 5/15/31  375,000 316
Toronto-Dominion Bank, 4.994%, 4/5/29 (8) 2,795,000 2,826
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,913
Toyota Motor Credit, 4.80%, 1/5/26 (8) 2,935,000 2,941
TR Finance, 3.35%, 5/15/26  405,000 399

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,390
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,267
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 386
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 334
Travelers, 6.25%, 6/15/37  750,000 814
Trinity Health, 4.125%, 12/1/45  725,000 609
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,347
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  831,844 794
UnitedHealth Group, 3.75%, 7/15/25  645,000 643
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,148
Verizon Communications, 2.10%, 3/22/28  460,000 430
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,530
VMware, 1.40%, 8/15/26  3,125,000 2,992
Vodafone Group, 4.25%, 9/17/50  775,000 595
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,740
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,393
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,117
Walt Disney, 3.70%, 10/15/25  525,000 523
Waste Connections, 3.20%, 6/1/32  2,315,000 2,073
Wells Fargo, VR, 2.393%, 6/2/28 (9) 3,915,000 3,736
Wells Fargo, VR, 3.068%, 4/30/41 (9) 3,995,000 2,976
Wells Fargo, VR, 6.303%, 10/23/29 (8)(9) 905,000 952
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,891
Williams, 5.10%, 9/15/45  1,735,000 1,568
Williams, 5.15%, 3/15/34  245,000 242
Willis North America, 4.50%, 9/15/28  1,370,000 1,358
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 728
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,152
Workday, 3.70%, 4/1/29  750,000 724
WP Carey, 3.85%, 7/15/29  1,470,000 1,410
Total Corporate Bonds (Cost $390,521) 371,488
EQUITY MUTUAL FUNDS  4.5%
T. Rowe Price Real Assets Fund - I Class (6) 14,023,653 205,587
Total Equity Mutual Funds (Cost $175,302) 205,587
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 487
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,425
Province of Alberta Canada, 4.50%, 1/24/34 (8) 2,760,000 2,739
Province of British Columbia, 4.20%, 7/6/33 (8) 2,648,000 2,583

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,543
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,639
Republic of Peru, 5.375%, 2/8/35  660,000 649
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,019
United Mexican States, 2.659%, 5/24/31  3,439,000 2,902
United Mexican States, 3.50%, 2/12/34  2,315,000 1,903
Total Foreign Government Obligations & Municipalities
(Cost $20,603) 18,889
MUNICIPAL SECURITIES  0.7%
California  0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,319
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,646
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (11) 660,000 662
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,141
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 327
7,095
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,670
2,670
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 822
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%,
1/1/30  975,000 889
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 498
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 516
2,725
Maryland  0.0%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,742
1,742
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,138
2,138
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 499
499

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 248
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 259
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,300,000 1,326
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 581
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  1,400,000 1,348
3,762
Ohio  0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  845,000 841
841
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  405,000 404
404
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,039
2,039
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,379
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 968
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,003
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,519
4,869
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,273
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 715
2,988
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,063
2,063
Total Municipal Securities (Cost $37,833) 33,835
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.3%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 217,078 197

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 749,994 639
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (1) 750,657 645
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (1) 1,708,118 1,688
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  705,000 734
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  1,155,000 1,203
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 772,641 693
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
8.10%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,616 (3)(4)(7) 1,615,600 1,616
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.593%, 11/15/34 (1) 605,000 6
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 297
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A,
ARM, 1M TSFR + 1.342%, 5.661%, 2/15/39 (1) 3,098,681 3,079
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  3,135,000 3,235
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759%,
7/15/57  3,295,000 3,446
BX Trust, Series 2025-ROIC, Class A, ARM, 1M TSFR +
1.144%, 5.463%, 3/15/30 (1) 3,200,000 3,184
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 758,630 653
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  3,548,433 3,540
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 5.34%, 5/25/44 (1) 622,087 620
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 336,753 340
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 111,640 106
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 518,588 484
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 474,312 390
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 5.813%, 7/15/38 (1) 1,061,034 1,060
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 2,149,401 1,759
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 60,826 55
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  924,379 920

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.902%, 10/25/50 (1) 251,636 215
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 550,000 560
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  1,869,258 1,857
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%,
6.054%, 10/15/33 (1) 2,510,000 2,473
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 673
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 457,840 413
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 530,406 478
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 5.534%, 4/15/38 (1) 2,876,000 2,869
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,344
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS, 4.068%, 12/15/47  2,775,000 2,744
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,920
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 440,117 358
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,594,582 1,347
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, STEP,
5.402%, 4/25/60 (1) 315,000 315
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 116,202 105
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.535%, 10/25/59 (1) 34,090 34
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.179%, 12/25/49 (1) 1,211,276 1,047
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,685,965 1,503
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.711%, 5/15/39 (1) 1,060,000 1,055
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 125,497 117
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 3,499 3
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 284,912 282

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 207,309 194
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 5.19%, 11/25/41 (1) 664,550 664
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.59%, 5/25/44 (1) 900,502 901
Structured Agency Credit Risk Debt Notes, Series 2024-HQA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.59%, 8/25/44 (1) 601,165 602
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 5.29%, 2/25/45 (1) 481,000 479
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 64,116 63
Towd Point Mortgage Trust, Series 2024-1, Class A1, CMO,
ARM, 4.78%, 3/25/64 (1) 2,066,482 2,086
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO,
ARM, 5.109%, 7/25/65 (1) 86,320 87
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.911%, 6/15/39 (1) 170,000 170
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (1) 243,310 240
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 344,069 303
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 874,139 876
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,344,653 1,353
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $63,285) 60,319
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  8.3%
U.S. Government Agency Obligations  6.5%
Federal Home Loan Mortgage
2.50%, 5/1/30  456,295 440
3.00%, 1/1/29 - 8/1/43  2,663,791 2,406
3.50%, 3/1/42 - 3/1/46  4,367,671 4,065
4.00%, 9/1/40 - 6/1/42  1,332,894 1,282
4.50%, 6/1/39 - 5/1/42  779,183 770
5.00%, 12/1/35 - 8/1/40  346,656 350
5.50%, 1/1/38 - 12/1/39  113,467 115
6.00%, 2/1/28 - 8/1/38  11,493 12
6.50%, 8/1/32  4,784 5
7.00%, 6/1/32  10,070 10

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.078%, 10/1/36  2,847 3
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  11,165 11
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  6,898 7
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  11,845 12
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  29,812 31
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  19,110 20
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  694,361 612
2.00%, 8/1/36 - 5/1/52  22,551,315 18,516
2.50%, 3/1/42 - 5/1/52  28,276,392 23,727
3.00%, 11/1/34 - 1/1/52  2,945,804 2,596
3.50%, 6/1/33  192,952 189
4.00%, 12/1/49 - 2/1/50  1,520,285 1,431
4.50%, 9/1/37 - 11/1/52  2,791,863 2,678
5.00%, 10/1/51 - 7/1/54  3,566,935 3,506
5.50%, 8/1/53 - 10/1/54  7,284,950 7,320
6.00%, 8/1/54 - 12/1/54  4,437,170 4,510
6.50%, 10/1/53 - 1/1/55  4,835,515 5,004
7.00%, 6/1/54  381,002 398
Federal Home Loan Mortgage Multifamily Structured PTC
2.206%, 6/25/25  6,723 7
2.952%, 2/25/27  407,056 402
4.40%, 10/25/30  6,100,000 6,098
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,510,000 9,239
3.71%, 9/25/32  4,580,000 4,346
4.43%, 2/25/33  3,645,000 3,617
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,844,356 1,715
4.00%, 11/1/40  510,155 493
4.50%, 7/1/40  366,422 360
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.525%, 7.029%, 7/1/35  6,445 6
RFUCCT1Y + 1.855%, 6.73%, 1/1/37  2,587 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,658,336 5,727
2.00%, 9/1/36 - 5/1/52  65,404,282 53,436
2.50%, 10/1/31 - 5/1/52  30,930,548 26,364
3.00%, 1/1/27 - 3/1/52  24,706,273 22,232
3.50%, 11/1/26 - 1/1/52  15,091,590 13,982
4.00%, 11/1/40 - 9/1/52  11,444,335 10,847
4.50%, 4/1/37 - 2/1/54  8,528,147 8,268

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 2/1/34 - 7/1/53  4,892,998 4,834
5.50%, 2/1/35 - 10/1/54  10,654,552 10,704
6.00%, 3/1/28 - 8/1/54  13,981,004 14,301
6.50%, 1/1/28 - 1/1/55  6,710,633 6,949
7.00%, 9/1/25 - 3/1/54  407,284 428
7.50%, 9/1/26  20 —
8.00%, 7/1/26  34 —
UMBS, TBA (12)
5.00%, 4/1/40 - 4/1/55  8,910,000 8,763
6.00%, 4/1/55  1,720,000 1,747
6.50%, 4/1/55  3,330,000 3,434
298,328
U.S. Government Obligations  1.8%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  720,776 638
2.00%, 1/1/51 - 3/20/52  16,945,358 13,866
2.50%, 8/20/50 - 1/20/52  17,355,691 14,812
3.00%, 9/15/42 - 6/20/52  13,149,574 11,683
3.50%, 9/15/41 - 1/20/49  8,262,042 7,678
4.00%, 2/15/41 - 10/20/52  8,075,953 7,625
4.50%, 6/15/39 - 4/20/53  5,607,341 5,433
5.00%, 12/20/34 - 8/20/52  4,817,278 4,811
5.50%, 2/20/34 - 9/20/54  2,388,692 2,415
6.00%, 8/20/34 - 11/20/52  1,589,249 1,626
6.50%, 3/15/26  61 —
7.50%, 11/15/25 - 9/15/26  342 —
8.00%, 11/15/25  557 1
8.50%, 6/20/26  305 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  124,570 115
3.50%, 10/20/50  1,010,000 841
Government National Mortgage Assn., TBA (12)
5.00%, 4/20/55  650,000 639
5.50%, 4/20/55  6,260,000 6,273
6.00%, 4/20/55  845,000 858
6.50%, 4/20/55  1,675,000 1,715
81,029
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $402,443) 379,357

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  8.8%
U.S. Treasury Obligations  8.8%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,084
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,230
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,262
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,956
U.S. Treasury Bonds, 2.00%, 2/15/50  28,385,000 17,173
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,046
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,664
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,396
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,115
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,756
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,204
U.S. Treasury Bonds, 3.00%, 11/15/44  3,200,000 2,520
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,342
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,728
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 886
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,524
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,964
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,165
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,112
U.S. Treasury Bonds, 3.625%, 5/15/53  15,630,000 13,168
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,373
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,594
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,793
U.S. Treasury Bonds, 4.25%, 8/15/54  5,635,000 5,320
U.S. Treasury Bonds, 4.50%, 11/15/54  5,170,000 5,095
U.S. Treasury Bonds, 4.625%, 11/15/44  7,395,000 7,407
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 9,374
U.S. Treasury Notes, 0.625%, 5/15/30 (13) 16,700,000 14,125
U.S. Treasury Notes, 0.75%, 3/31/26  3,200,000 3,097
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,086
U.S. Treasury Notes, 0.875%, 6/30/26 (13) 16,410,000 15,790
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,868
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,429
U.S. Treasury Notes, 1.875%, 2/28/27  24,230,000 23,325
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,230
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 26,520
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 14,959
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,711
U.S. Treasury Notes, 3.625%, 5/31/28  29,365,000 29,122
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 11,944

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 3.875%, 8/15/34  9,970,000 9,718
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,238
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,618
U.S. Treasury Notes, 4.00%, 2/15/34 (8) 12,480,000 12,312
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,046
U.S. Treasury Notes, 4.125%, 10/31/27  19,030,000 19,134
U.S. Treasury Notes, 4.125%, 11/30/29  2,605,000 2,625
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,161
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,894
U.S. Treasury Notes, 4.25%, 11/15/34  13,810,000 13,853
U.S. Treasury Notes, 4.375%, 12/31/29  11,660,000 11,871
U.S. Treasury Notes, 4.50%, 5/31/29  2,200,000 2,248
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,605
402,780
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $445,195) 402,780
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Treasury Reserve Fund, 4.39% (6)(14) 56,225,789 56,226
Total Short-Term Investments (Cost $56,226) 56,226
SECURITIES LENDING COLLATERAL  1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.39% (6)(14) 42,743,634 42,744
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 42,744

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.39% (6)(14) 20,339,200 20,339
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 20,339
Total Securities Lending Collateral (Cost $63,083) 63,083
Total Investments in Securities  101.7%
(Cost $3,355,417) $ 4,662,585
Other Assets Less Liabilities (1.7)% (79,558)
Net Assets 100.0% $ 4,583,027
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $164,349 and represents 3.6% of net assets.
(2) All or a portion of this loan is unsettled as of March 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,793 and represents 0.1% of net assets.
(4) Level 3 in fair value hierarchy.
(5) SEC 30-day yield
(6) Affiliated Companies
(7) Non-income producing
(8) All or a portion of this security is on loan at March 31, 2025.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Insured by Assured Guaranty Municipal Corporation

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $23,429 and represents 0.5% of net assets.
(13) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 4/1/55  2,020,000 (1,750)
(1,750)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 4/20/55  755,000 (644)
(644)
Total TBA Sales Commitments (Proceeds $(2,405)) (2,394)

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 25,000 481 573 (92)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 27,500 506 500 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold (86)
Total Centrally Cleared Swaps (86)
Net payments (receipts) of variation margin to date 85
Variation margin receivable (payable) on centrally cleared swaps $ (1)
** Includes interest purchased or sold but not yet collected of $9.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 640 U.S. Treasury Notes five year contracts 6/25 69,220 $ 512
Long, 30 U.S. Treasury Notes ten year contracts 6/25 3,337 22
Long, 247 U.S. Treasury Notes two year contracts 6/25 51,171 210
Long, 24 Ultra U.S. Treasury Notes ten year
contracts 6/25 2,739 (8)
Net payments (receipts) of variation margin to date (755)
Variation margin receivable (payable) on open futures contracts $ (19)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 9.42%  $ — $ 819 $ 100
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.94%  (1,149) (426) 3,637
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 8.56%  — 15 2
T. Rowe Price Real Assets Fund - I Class  — 11,132 —
T. Rowe Price Government Reserve Fund,
4.39% — — —++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 765
Totals $ (1,149)# $ 11,540 $ 4,504+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Inflation
Protected Bond Fund - I Class,
9.42%  $ 22,426 $ 99 $ — $ 23,344
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.94%  216,903 3,599 10,149 209,927
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 8.56%  474 2 — 491
T. Rowe Price Real Assets
Fund - I Class  192,455 2,000 — 205,587
T. Rowe Price Government
Reserve Fund, 4.39% 47,683  ¤  ¤ 63,083
T. Rowe Price Treasury
Reserve Fund, 4.39% 60,756  ¤  ¤ 56,226
Total $ 558,658^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,504 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $544,390.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Balanced Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2025 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,206,349 $ — $ 1,206,349
Asset-Backed Securities — 68,098 1,663 69,761
Bond Mutual Funds 233,762 — — 233,762
Common Stocks 1,948,017 816,967 924 2,765,908
Convertible Preferred Stocks — — 1,590 1,590
Equity Mutual Funds 205,587 — — 205,587
Non-U.S. Government
Mortgage-Backed Securities — 58,703 1,616 60,319
Short-Term Investments 56,226 — — 56,226
Securities Lending Collateral 63,083 — — 63,083
Total Securities 2,506,675 2,150,117 5,793 4,662,585
Swaps* — 6 — 6
Futures Contracts* 744 — — 744
Total $ 2,507,419 $ 2,150,123 $ 5,793 $ 4,663,335
Liabilities
TBA Sales Commitments $ — $ 2,394 $ — $ 2,394
Swaps* $ — $ 92 $ — $ 92
Futures Contracts* 8 — — 8
Total $ 8 $ 2,486 $ — $ 2,494
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F68-054Q1 03/25